SCHEDULE OF DERIVATIVE LIABILITY (Details)	12 Months Ended
Dec. 31, 2022
Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected life	4 years 3 months 21 days
Risk free interest rates	2.41%
Expected volatility	287.20%
Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected life	5 years 9 months 7 days
Risk free interest rates	2.42%
Expected volatility	313.60%